REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust
and the Shareholders of Adaptive Alpha Opportunities ETF, Adaptive High Income ETF, AI Quality Growth ETF, RH Hedged Multi-Asset Income ETF, RH Tactical Outlook ETF, and RH Tactical Rotation ETF

In planning and performing our audits of the financial statements of Adaptive Alpha Opportunities ETF (formerly, Adaptive Growth Opportunities ETF), Adaptive High Income ETF (formerly, Adaptive Hedged High Income Fund), AI Quality Growth ETF (formerly, Adaptive Fundamental Growth Fund), RH Hedged Multi-Asset Income ETF (formerly, Adaptive Hedged Multi-Asset Income Fund), RH Tactical Outlook ETF (formerly, Adaptive Tactical Outlook Fund), and RH Tactical Rotation ETF (formerly, Adaptive Tactical Rotation Fund), each a series of shares of beneficial interest in Starboard Investment Trust (the “Funds”), as of May 31, 2022, and for the year then ended, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (“PCAOB”), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting.  Accordingly, we express no such opinion.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting.  In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls.  A fund’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with accounting principles generally accepted in the United States of America (“GAAP”).  A fund’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of the financial statements in accordance with GAAP, and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and trustees of the fund; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a fund’s assets that could have a material effect on the financial statements.

Because of inherent limitations, internal control over financial reporting may not prevent or detect misstatements.  Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.  A material weakness is a deficiency, or combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds' annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB.  We identified the following deficiency in the Funds’ internal control over financial reporting that we consider to be a material weakness, as defined above, as of May 31, 2022.

As of and for the period June 1, 2021 to May 31, 2022, we noted that controls over RH Hedged Multi-Asset Income ETF’s monitoring of its compliance with the Gross Income Test under Internal Revenue Code IRC Section 851(b)(2) were not operating effectively and as a result the Fund failed such test and will incur a tax expense in order to maintain its status as a Regulated Investment Company under the Internal Revenue Code. These conditions were considered in determining the nature, timing, and extent of the procedures performed in our audit of the financial statements of the Fund as of and for the period June 1, 2021 to May 31, 2022, and this report does not affect our report thereon dated August 5, 2022.

This report is intended solely for the information and use of management and the shareholders of Adaptive Alpha Opportunities ETF, Adaptive High Income ETF, AI Quality Growth ETF, RH Hedged Multi-Asset Income ETF, RH Tactical Outlook ETF, and RH Tactical Rotation ETF, the Board of Trustees of Starboard Investment Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

BBD, LLP

Philadelphia, Pennsylvania
August 5, 2022